Employees' Stock Incentive Plans	12 Months Ended
Dec. 28, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employees' Stock Incentive Plans
Employees' Stock Incentive Plans
On June 7, 2013, in accordance with the 2013 Merger, (i) each outstanding share of Company common stock (other than shares owned by the H. J. Heinz Company, Parent, Merger Sub or any other direct or indirect wholly owned subsidiary of Parent, and in each case not held on behalf of third parties) was canceled and automatically converted into the right to receive $72.50 in cash, without interest and less applicable withholding taxes thereon (the “2013 Merger Consideration”), (ii) each outstanding stock option, whether vested or unvested, was canceled and automatically converted into the right to receive, with respect to each share subject to the option, the 2013 Merger Consideration less the exercise price per share, (iii) each outstanding Company phantom unit, whether vested or unvested, was canceled and automatically converted into the right to receive the 2013 Merger Consideration, and (iv) each outstanding Company restricted stock unit ("RSU") (other than retention restricted stock units), whether vested or unvested, was canceled and automatically converted into the right to receive, with respect to each share subject to the restricted stock unit, the 2013 Merger Consideration plus any accrued and unpaid dividend equivalents, except that payment in respect of Company restricted stock units that have been deferred will be made in accordance with the terms of the award and the applicable deferral election made by the holder. The expense from accelerated vesting of these stock-based awards totaling $24 million was recorded in 2013 Merger related costs in the accompanying statement of operations for the Predecessor period ended June 7, 2013.
At December 28, 2014 and December 29, 2013, Heinz had no outstanding pre-2013 Merger stock option awards, restricted stock units and restricted stock awards, other than the retention RSUs. Retention RSUs were not canceled in connection with the 2013 Merger, and remain subject to the vesting schedule pursuant to the existing terms of the applicable award agreements and the general timing of payment would be in accordance with such terms. Pursuant to the 2013 Merger Agreement, these equity awards have been converted into liability awards and for the vested portion of these awards Heinz recorded an amount equal to the 2013 Merger consideration plus any accrued and unpaid dividend equivalents.
The compensation cost related to equity plans that were in place in the primarily recognized in SG&A and 2013 Merger related costs, and the related tax benefit, are as follows:

	Successor		Predecessor
	December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(52 Weeks)	(29 Weeks)	(6 Weeks)	(52 Weeks)	(52 1/2 Weeks)
	(In millions)
Pre-tax compensation cost	$8	$1	$26	$34	$37
Tax benefit	3	—	8	11	12
After-tax compensation cost	$5	$1	$18	$23	$25

During Fiscals 2013 and 2012, the H. J. Heinz Company's plan from which it issued equity-based awards was the Fiscal Year 2003 Stock Incentive Plan (the “2003 Plan”), which was approved by shareholders on September 12, 2002. Pursuant to the 2003 Plan, the Management Development & Compensation Committee ("MD&CC") was authorized to grant a maximum of 9 million shares for issuance as restricted stock units or restricted stock. Any available shares may have been issued as stock options. The maximum number of shares that may have been granted under this plan was 19 million shares. Shares issued under these plans were sourced from available treasury shares. The 2003 Plan was originally scheduled to continue to be used until there were no more outstanding shares to award; however, the 2003 Plan was terminated as a result of the 2013 Merger.  Effective August 28, 2012, the MD&CC approved the 2013 Plan with a term of ten years.  The MD&CC was authorized to grant a maximum of 10 million shares for issuance as restricted stock units, restricted stock, or stock options; however, no shares were issued from this Plan.

Stock Options:
In October 2013, the Board adopted the H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan (the “2013 Omnibus Plan”) which authorizes the issuance of up to 39,600,000 shares of Heinz's capital stock. In 2013, Heinz granted non-qualified stock options under the 2013 Omnibus Plan to select employees and Directors with a five-year cliff vesting provided the employee is continuously employed by Heinz or one of its subsidiaries or affiliates. Share-based compensation expense of $8 million and $1 million associated with such grants is reflected in SG&A for the Successor periods ended December 28, 2014 and December 29, 2013, respectively.

In 2014, options were issued in conjunction with a Bonus Swap Program whereby participants could elect to use a portion of their calculated non-equity incentive compensation (after all required taxes and deductions) to purchase shares of Common Stock in Heinz. Participants who elected to purchase such shares were granted matching stock options. In February 2014, Heinz issued 485,117 shares as part of the bonus swap program to eligible employees for which $5 million was recorded in additional capital. Of the matching stock options, 83,018 shares or $1 million was forfeited and additional capital was adjusted accordingly.
Prior to the 2013 Merger, stock options generally vested over a period of four years after the date of grant. Awards granted between Fiscal 2006 and Fiscal 2012 had a maximum term of seven years. Awards granted in Fiscal 2013 had a maximum term of ten years.
In accordance with their respective plans, stock option awards are forfeited if a holder voluntarily terminates employment prior to the vesting date. Heinz estimates forfeitures based on an analysis of historical trends updated as discrete new information becomes available and are re-evaluated on an annual basis. Compensation cost in any period is at least equal to the grant-date fair value of the vested portion of an award on that date.
The weighted average assumptions used to estimate the fair values are as follows:

	Successor
	December 28, 2014	December 29, 2013
Exercise price	$10.00	$10.00
Risk-free interest rate	1.49%	1.41%
Expected term (in years)	5.0	5.0
Expected volatility	24.3%	24.3%
Expected forfeiture rate	5.0%	5.0%
Expected dividend yield	—%	—%

	Predecessor
	April 28, 2013	April 29, 2012
Dividend yield	3.7%	3.7%
Expected volatility	19.4%	20.9%
Expected term (years)	7.0	5.0
Risk-free interest rate	1.0%	1.0%

The expected volatility of Heinz’s common stock at the date of grant in the Successor periods was estimated based on a review of the equity volatilities of publicly-traded peer companies . The risk-free interest rate is based on the U.S. Treasury (constant maturity) rate in effect at the date of grant for periods corresponding with the expected term of the options. All Predecessor equity awards were settled as part of the 2013 Merger, however, the expected volatility of the H. J. Heinz Company’s common stock at the date of grant in the Predecessor periods was estimated based on a historic daily volatility rate over a period equal to the average life of an option. The dividend yield assumption was based on the dividend payouts for the years ended April 28, 2013 and April 29, 2012. The weighted average expected life of options was based on consideration of historical exercise patterns adjusted for changes in the contractual term and exercise periods of awards.
A summary of Heinz’s stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price (per share)	Aggregate Intrinsic Value
	(In millions, except per share data)
Predecessor
Options outstanding at April 27, 2011	10	$42.38	$414
Options granted	2	52.19	86
Options exercised	(3)	37.99	(106)
Options cancelled/forfeited and returned to the plan	—	38.38	(1)
Options outstanding at April 29, 2012	9	45.69	393
Options granted	2	55.72	86
Options exercised	(4)	42.35	(148)
Options cancelled/forfeited and returned to the plan	—	50.67	(6)
Options outstanding at April 28, 2013	7	49.76	325
Options exercised - settled in shares	—	34.60	(1)
Options exercised - settled in cash	(7)	49.82	(324)
Options outstanding at June 7, 2013	—	—	$—

Successor
Options outstanding at June 8, 2013	—	$—	$—
Options granted	14	10.00	143
Options outstanding at December 29, 2013	14	10.00	143
Options granted	9	10.00	86
Options exercised	—	—	—
Options cancelled/forfeited and returned to the plan	(4)	10.00	(36)
Options outstanding at December 28, 2014	19	—	$193

Options vested and exercisable at April 29, 2012	4	$43.90	$194
Options vested and exercisable at April 28, 2013	3	48.01	124
Options vested and exercisable at June 7, 2013	—	—	—
Options vested and exercisable at December 29, 2013	—	—	—
Options vested and exercisable at December 28, 2014	—	—	—

Heinz received no proceeds during the Successor Period February 8, 2013 to December 29, 2013 or the calendar year ended December 28, 2014. The H. J. Heinz Company received proceeds of $1 million, $113 million, and $83 million, from the exercise of stock options in the Predecessor period April 29, 2013 to June 7, 2013, and the fiscal years ended April 28, 2013 and April 29, 2012, respectively. There was no tax benefit recognized during the Successor Period February 8, 2013 to December 29, 2013 or for the year ended December 28, 2014. The tax benefit recognized as a result of stock option exercises was $51 million, $18 million, and $15 million in the Predecessor period April 29, 2013 to June 7, 2013, and the fiscal years ended April 28, 2013 and April 29, 2012, respectively.
Heinz presents all benefits of tax deductions resulting from the exercise of stock-based compensation as operating cash flows in the consolidated statements of cash flows, except the benefit of tax deductions in excess of the compensation cost recognized for those options (“excess tax benefits”) which are classified as financing cash flows. For the year ended December 28, 2014 and Successor period February 8, 2013 to December 29, 2013, there were no such exercises. For the Predecessor period April 29, 2013 to June 7, 2013, $14 million of cash tax benefits was reported as an operating cash inflow and $37 million of excess tax benefits as a financing cash inflow. For the fiscal year ended April 28, 2013, $8 million of cash tax benefits was reported as an operating cash inflow and $10 million of excess tax benefits as a financing cash inflow. For the fiscal year ended April 29, 2012, $8 million of cash tax benefits was reported as an operating cash inflow and $8 million of excess tax benefits as a financing cash inflow.
A summary of the status of Heinz’s unvested stock options is as follows:

	Number of Options	Weighted Average Grant Date Fair Value (per share)(1)
	(In millions, except per share data)
Predecessor
Unvested options at April 29, 2012	4	$5.43
Options granted	2	5.79
Options vested	(2)	5.39
Options forfeited	—	5.61
Unvested options at April 28, 2013	4	5.59
Options vested	(4)	5.59
Unvested options at June 7, 2013	—	—

Successor
Unvested options at June 8, 2013	—	$—
Options granted	14	2.43
Unvested options at December 29, 2013	14	2.43
Options granted	9	2.45
Options vested	—	—
Options forfeited	(4)	2.43
Unvested options at December 28, 2014	19	2.44

(1)Fair value calculated using the Black-Scholes model
Unrecognized compensation cost related to unvested option awards under the 2000 and 2003 Plans totaled $5 million and $6 million as of April 28, 2013 and April 29, 2012, respectively. Due to the 2013 Merger, stock options were canceled and cash-settled; therefore, there is no unrecognized expense as of June 7, 2013. Unrecognized compensation cost related to unvested option awards under the 2013 Omnibus Plan was $37 million as of December 28, 2014 and $33 million as of December 29, 2013.
Restricted Stock Units and Restricted Shares:
The 2003 Plan authorized up to 9 million shares for issuance as restricted stock units (“RSUs”) or restricted stock with vesting periods from the first to the fifth anniversary of the grant date as set forth in the award agreements. Upon vesting, the RSUs were converted into shares of the H. J. Heinz Company’s stock on a one-for-one basis and issued to employees, subject to any deferral elections made by a recipient or required by the plan. Restricted stock was reserved in the recipients’ name at the grant date and issued upon vesting. The H. J. Heinz Company was entitled to an income tax deduction in an amount equal to the taxable income reported by the holder upon vesting of the award. RSUs generally vested over a period of one to four years after the date of grant. The 2003 Plan was terminated as a result of the 2013 Merger.
Total compensation expense relating to former RSUs and restricted stock was $1 million, $3 million, $22 million, $24 million, and $26 million for the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and the fiscal years ended April 28, 2013 and April 29, 2012, respectively. Unrecognized compensation cost in connection with RSU and restricted stock grants totaled $25 million and $28 million at April 28, 2013 and April 29, 2012, respectively. Due to the 2013 Merger, RSUs and restricted stock (except retention RSUs) were cancelled and settled in cash; therefore, there is no unrecognized expense as of June 7, 2013. No RSUs or restricted stock were granted subsequent to June 7, 2013.

A summary of the activity of unvested RSU and restricted stock awards and related information is as follows:

	Number of Units	Weighted Average Grant Date Fair Value (Per Share)
	(In millions, except per share data)
Predecessor
Unvested units and stock at April 27, 2011	1	$44.84
Units and stock granted	1	52.31
Units and stock vested	(1)	45.27
Units and stock cancelled/forfeited and returned to the plan	—	45.90
Unvested units and stock at April 29, 2012	1	47.75
Units and stock granted	1	55.88
Units and stock vested	(1)	47.33
Units and stock cancelled/forfeited and returned to the plan	—	50.01
Unvested units and stock at April 28, 2013	1	51.24
Units and stock vested - settled in shares	—	46.37
Units and stock vested - settled in cash	(1)	51.05
Units and stock converted to liability awards (RSU retention awards)	—	53.69
Units and stock cancelled/forfeited and returned to the plan	—	51.35
Unvested units and stock at June 7, 2013	—	—

Upon share option exercise or vesting of restricted stock and RSUs, the H. J. Heinz Company used available treasury shares and maintained a repurchase program that anticipated exercises and vesting of awards so that shares were available for issuance. The H. J. Heinz Company recorded forfeitures of restricted stock as treasury share repurchases.
Global Stock Purchase Plan:
The H. J. Heinz Company had a shareholder-approved employee global stock purchase plan (the “GSPP”) that permitted substantially all employees to purchase shares of the H. J. Heinz Company’s common stock at a discounted price through payroll deductions at the end of two six-month offering periods. The offering periods were February 16 to August 15 and August 16 to February 15. The purchase price of the option was equal to 95% of the fair market value of the H. J. Heinz Company’s common stock on the last day of the offering period. The number of shares available for issuance under the GSPP was a total of five million shares. During the two offering periods from February 16, 2012 to February 15, 2013, employees purchased 121,460 shares under the plan. During the two offering periods from February 16, 2011 to February 15, 2012, employees purchased 165,635 shares under the plan.
As a result of the 2013 Merger Agreement, the H. J. Heinz Company's GSPP was terminated immediately following the scheduled purchases on the February 15, 2013 purchase date for the purchase period August 16, 2012 to February 15, 2013.
Long-Term Performance Program:
In May 2013, the H. J. Heinz Company granted performance awards as permitted in the 2003 Plan, subject to the achievement of certain performance goals. These performance awards were tied to the H. J. Heinz Company’s Relative Total Shareholder Return (“Relative TSR”) Ranking within the defined Long-term Performance Program (“LTPP”) peer group and the two-year average after-tax Return on Invested Capital (“ROIC”) metrics. The Relative TSR metric was based on the two-year cumulative return to shareholders from the change in stock price and dividends paid between the starting and ending dates. These LTPP awards, as well as those granted in the first quarter of Fiscal 2013 were settled in connection with the 2013 Merger. No LTPP awards were granted subsequent to the 2013 Merger.
The compensation cost related to LTPP awards primarily recognized in SG&A and the related tax benefit in the Predecessor periods are as follows:

	Predecessor
	April 29 - June 7, 2013	April 28, 2013	April 29, 2012
	(In millions)
Pre-tax compensation cost	$4	$17	$18
Tax benefit	1	6	6
After-tax compensation cost	$3	$11	$12